Financial instruments (Tables)	12 Months Ended
Jun. 30, 2024
Statement [line items]
Summary of foreign currency denominated financial assets and financial liabilities
The carrying amount of the Consolidated Entity’s foreign currency denominated financial assets and financial liabilities at the reporting date was as follows:

	2024				2023
	US Dollar A$’000	Euro A$’000	Pound Sterling A$’000	Singapore Dollar A$’000	US Dollar A$’000	Euro A$’000	Pound Sterling A$’000	Singapore Dollar A$’000
Cash and cash equivalents - current	1,421	—	—	—	2,326	—	—	—
Trade and other receivables - current	1,908	—	—	—	—	—	—	—
Trade and other payables - current	942	7,320	18	—	1,135	2,710	—	1
Other financial liabilities	6,478	—	—	—	—	—	—	—

	10,749	7,320	18	—	3,461	2,710	—	1

Summary of foreign currency risk sensitivity
If all currencies
had
strengthened and weakened against the USD by 10% (2023:10% ) then this would have had the following impact:

	AUD strengthened			AUD weakened
Consolidated - 2024	% change	Effect on profit before tax A$’000	Effect on equity A$’000	% change	Effect on profit before tax A$’000	Effect on equity A$’000

US dollars	10%	142	142	(10)%	(142)	(142)
Euros	10%	—	—	(10)%	—	—
Pound Sterling	10%	(2)	(2)	(10)%	2	2

		140	140		(140)	(140)

	AUD strengthened			AUD weakened
Consolidated - 2023	% change	Effect on profit before tax A$’000	Effect on equity A$’000	% change	Effect on profit before tax A$’000	Effect on equity A$’000

US dollars	10%	(494)	(494)	(10)%	494	494
Euros	10%	271	271	(10)%	(271)	(271)

		(223)	(223)		223	223

Summary of variable interest rate balances
As at the reporting date, the Consolidated Entity had the following variable interest rate balances:

	2024		2023
	Weighted average interest rate %	Balance A$’000	Weighted average interest rate %	Balance A$’000

Cash and cash equivalents	0.39	1,657	0.40	5,241

Net exposure to cash flow interest rate risk		1,657		5,241

Summary of remaining contractual maturities of financial instrument liabilities

2024	Weighted average interest rate %	1 year or less A$’000	Between 1 and 2 years A$’000	Between 2 and 5 years A$’000	Over 5 years A$’000	Remaining contractual maturities A$’000	Carrying Amount A$’000

Non-derivatives
Trade payables	—	4,548	—	—	—	4,548	4,548
Accrued payables	—	10,519	—	—	—	10,519	10,519
Contingent consideration	—	3,389	—	4,549	—	7,938	7,005

Derivatives
Other financial liabilities	—	—	—	6,478	—	6,478	6,478

Total undiscounted financial liabilities		18,456	—	11,027	—	29,483	28,550

2023	Weighted average interest rate %	1 year or less A$’000	Between 1 and 2 years A$’000	Between 2 and 5 years A$’000	Over 5 years A$’000	Remaining contractual maturities A$’000	Carrying Amount A$’000

Non-derivatives
Trade payables	—	857	—	—	—	857	857
Accrued payables	—	3,472	—	—	—	3,472	3,472
Contingent consideration	—	750	4,303	3,099	—	8,152	6,871

Total undiscounted financial liabilities		5,079	4,303	3,099	—	12,481	11,200